Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co.	An entity 100% owned by Yiyu Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Huizhi Wang	Principal shareholder of the Company
Juelin Wang	Principal shareholder of the Company
Yiyu Wang	Immediate family member of majority shareholder of the Company
Bing Zhang	Principal shareholder of the Company

Schedule of net outstanding balances with related parties
Accounts	Name of related parties	March 31, 2022	September 30, 2021
Receivables from related parties:
Advances to suppliers	Taizhou Huadi Industrial Ltd.	$-	$5,550,504
Accounts receivable	Taizhou Huadi Industrial Ltd.	-	1,438,303
Accounts payable	Taizhou Huadi Industrial Ltd.	2,562,357	-
Accounts payable	Taizhou Huadi Material Technology Co.	443,798	-
Accounts receivable	Taizhou Huadi Material Technology Co.	-	2,543,394
Liabilities to related parties:
Due to related parties	Di Wang	(365,624)	(155,198)
Due to related parties	Jueqin Wang	(473,238)	(359,716)